NOTE 6 -RELATED PARTY LOANS AND OTHER TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Notes
NOTE 6 -RELATED PARTY LOANS AND OTHER TRANSACTIONS

NOTE 6 –RELATED PARTY LOANS AND OTHER TRANSACTIONS

During the years ended December 31, 2019 and 2018, the sole officer and director of the Company and another affiliated shareholder made loans to the Company in order to pay for expenses and continue the reporting requirements with the Securities and Exchange Commission.  These loans accrue interest at the rate of 12% per annum, are due on demand and are not convertible into common stock of the Company.

During the years ended December 31, 2019 and 2018, these related parties loaned a total of $9,750 and $40,425, respectively, to the Company.  Also, during the years ended December 31, 2019 and 2018, the loans incurred interest expense totaling $12,354 and $14,970, respectively, and interest in the amount of $13,936 and $15,500, respectively, was paid.  As of December 31, 2019 and 2018, the balance due to these related parties for these loans was principal of $145,413 and $153,228, respectively, and accrued interest of $18,530 and $20,112, respectively.

Beginning August 2017, the Company entered into an oral agreement to pay the Company’s sole director $500 per month as payment for use of his personal residence as the Company’s office and mailing address.  The Company has paid and recorded rent expense of $6,000 during each of the years ended December 31, 2019 and 2018 which is included in the selling, general and administrative expenses on the statements of operations.

The Company has entered into a Brand Management Agreement as detailed in Note 10 with an entity that is a wholly-owned subsidiary of one of the Company's significant shareholders.